UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093


Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, May 6, 2013
-------------------------------------------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $1,609,905 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALIMERA SCIENCES INC             COM              016259103     8231  2681250  SH       DEFINED         2681250
AMICUS THERAPEUTICS INC          COM              03152W109    17920  5653029  SH       DEFINED         5653029
ARQULE INC                       COM              04269E107     6528  2520316  SH       DEFINED         2520316
AUDIENCE INC                     COM              05070J102    43890  2878005  SH       DEFINED         2878005
BOINGO WIRELESS INC              COM              09739C102    35556  6441293  SH       DEFINED         6441293
CADENCE PHARMACEUTICALS INC      COM              12738T100    13850  2070286  SH       DEFINED         2070286
CLOVIS ONCOLOGY INC              COM              189464100    98240  3426567  SH       DEFINED         3426567
EXELIXIS INC                     COM              30161Q104    10196  2207000  SH       DEFINED         2207000
FUSION-IO INC                    COM              36112J107   115218  7038379  SH       DEFINED         7038379
GLU MOBILE INC                   COM              379890106    17831  5943793  SH       DEFINED         5943793
GROUPON INC                      COM CL A         399473107   535213 87453072  SH       DEFINED        87453072
HYPERION THERAPEUTICS INC        COM              44915N101    74471  2884221  SH       DEFINED         2884221
INTERMUNE INC                    COM              45884X103     7276   804000  SH       DEFINED          804000
LEXICON PHARMACEUTICALS INC      COM              528872104    25454 11676000  SH       DEFINED        11676000
MILLENNIAL MEDIA INC             COM              60040N105    52227  8224752  SH       DEFINED         8224752
NEKTAR THERAPEUTICS              COM              640268108    20082  1825600  SH       DEFINED         1825600
NEUROMETRIX INC                  COM              641255104      141    57273  SH       DEFINED           57273
RIGEL PHARMACEUTICALS INC        COM              766559603    22053  3243150  SH       DEFINED         3243150
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     6644  2275177  SH       DEFINED         2275177
SOLTA MED INC                    COM              83438K103     6291  2859577  SH       DEFINED         2859577
SUNESIS PHARMACEUTICALS INC      COM              867328502    30832  5636573  SH       DEFINED         5636573
SUPERNUS PHARMACEUTICALS INC     COM              868459108    59853 10650000  SH       DEFINED        10650000
TARGACEPT INC                    COM              87611R306    19568  4571999  SH       DEFINED         4571999
TESARO INC                       COM              881569107   252680 11506397  SH       DEFINED        11506397
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106     9996  2086755  SH       DEFINED         2086755
XOOM CORP                        COM              98419Q101   115409  5052935  SH       DEFINED         5052935
ZHONE TECHNOLOGIES INC           COM              98950P884     4255  4781290  SH       DEFINED         4781290
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